Subsequent Events (Details) (USD $) In Millions, unless otherwise specified		0 Months Ended
	Jul. 17, 2012 Senior Notes	Apr. 01, 2014 Subsequent Events Maximum	Apr. 01, 2014 Subsequent Events Additional Senior Notes
Subsequent events
Face amount	$ 725.0		$ 100.0
Interest rate (as a percent)			10.25%
Debt issued as a percentage of par value			113.00%
Period for exchange offer for the additional notes under registration rights agreement		270 days
Additional interest expense on the additional Notes (as a percent)		0.50%